Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories [Line Items]
Inventory, Gross	$ 1,563,067	$ 1,549,974
Summary of inventories
Inventories, net	1,556,705	1,542,318
Lower of cost or market reserves	(6,362)	(7,656)
New vehicles [Member]
Inventories [Line Items]
Inventory, Gross	1,137,478	1,165,335
Used vehicles [Member]
Inventories [Line Items]
Inventory, Gross	254,939	231,960
Rental vehicles [Member]
Inventories [Line Items]
Inventory, Gross	103,184	88,523
Parts, accessories and other [Member]
Inventories [Line Items]
Inventory, Gross	$ 67,466	$ 64,156